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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09223


                          Pioneer Emerging Markets Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

        Pioneer Emerging Markets
        Schedule of Investments  2/28/05 (unaudited)

Shares                                                         Value
        PREFERRED STOCKS - 3.1 %
        Materials - 0.4 %
        Diversified Metals & Mining - 0.4 %
939,400 Caemi Mineracao e Metalurgia SA *                   $   956,796
        Total Materials                                     $   956,796
        Capital Goods - 0.2 %
        Industrial Conglomerates - 0.2 %
28,470  LG Corp.                                                507,829
        Total Capital Goods                                 $   507,829
        Banks - 1.0 %
        Diversified Banks - 1.0 %
14,373  Banco Itau Holding Financeira                       $ 2,486,995
        Total Banks                                         $ 2,486,995
        Telecommunication Services - 1.1 %
        Integrated Telecommunication Services - 0.5 %
92,894  Tele Norte Leste Participacoes (A.D.R.)             $ 1,531,822
        Wireless Telecommunication Services - 0.5 %
42,350  Telemig Celular Participacoes  (A.D.R.)             $ 1,280,664
        Total Telecommunication Services                    $ 2,812,486
        Utilities - 0.5 %
        Electric Utilities - 0.5 %
191,700 Centrais Electricas Brasileiras SA (A.D.R.) * (b)   $ 1,323,497
        Total Utilities                                     $ 1,323,497
        TOTAL PREFERRED STOCKS
        (Cost   $5,207,109)                                 $ 8,087,603

        COMMON STOCKS - 95.2 %
        Energy - 9.1 %
        Integrated Oil & Gas - 5.7 %
1,416,00CNOOC, Ltd.                                         $   811,195
20,300  Lukoil Holding (A.D.R.) *                             2,830,632
212,300 Petrobras Brasileiro (A.D.R.)                         9,022,750
49,000  Surgutneftegaz (A.D.R.) (b)                           2,054,570
                                                            $14,719,147
        Oil & Gas Equipment & Services - 0.5 %
19,700  Samchully Co., Ltd.                                 $ 1,375,837
        Oil & Gas Exploration & Production - 2.1 %
2,684,50China Petroluem & Chemical                          $ 1,220,838
18,300  Mol Magyar Olaj                                       1,607,766
2,994,00Panva Gas Holdings, Ltd. *                            1,235,342
257,700 PTT Public Co., Ltd.                                  1,456,389
                                                            $ 5,520,335
        Oil & Gas Refining Marketing & Transportation - 0.8%
12,210,8Petron Corp.                                        $   882,259
47,200  Repsol SA (A.D.R.)                                    1,289,980
                                                            $ 2,172,239
        Total Energy                                        $23,787,558
        Materials - 16.2 %
        Commodity Chemicals - 2.2 %
23,289  Daelim Industrial Co.                               $ 1,459,781
29,600  LG Petrochemical Co., Ltd.                              805,613
71,900  Reliance Industries, Ltd. (144A)                      1,881,623
86,048,3Ultrapar Participacoes SA                             1,437,460
                                                            $ 5,584,477
        Construction Materials - 2.5 %
38,930  Asia Cement Co., Ltd.                               $ 1,304,560
327,163 Akcansa Cimento AS                                    1,440,750
4,461,40Lafarge Malayan Cement Bhd                              972,907
2,800,00PT Indocement Tunggal Prakarsa Tbk *                    950,814
78,000  Siam City Cement Co., Ltd.                              575,510
170,000 Siam Cement Co., Ltd. (Foreign Shares)                1,324,738
                                                            $ 6,569,279
        Diversified Chemical - 0.5 %
2,140,66Sinopac Holdings Co.                                $ 1,323,512
        Diversified Metals & Mining - 4.4 %
81,000  Anglo American Platinum Corp., Ltd. *               $ 3,247,542
69,100  Companhia Vale do Rio Doce (A.D.R.)                   1,989,389
33,700  Freeport-McMoRan Copper & Gold, Inc. (Class B)        1,409,334
112,500 KGHM Polska Miedz SA                                  1,259,553
37,900  Norilsk Nickel (b)                                    2,425,221
728,500 Yanzhou Coal Mining (Class H)                         1,149,927
                                                            $11,480,966
        Fertilizers & Agricultural Chemicals - 0.6 %
259,560 Makhteshim-Agan Industries, Ltd.                    $ 1,464,056
        Gold - 1.1 %
196,200 IAMGOLD Corp.                                       $ 1,410,678
2,896,00Zijin Mining Group Co., Ltd.                          1,335,782
                                                            $ 2,746,460
        Paper Products - 0.5 %
35,300  Aracruz Cellulose SA (A.D.R.)                       $ 1,352,696
        Precious Metals & Minerals - 2.8 %
92,500  Anglogold Ashanti, Ltd. (A.D.R.) (b)                $ 3,327,225
118,800 Compania de Minas Buenaventura SA                     2,751,408
4,676,20PT Aneka Tambang TBK                                  1,083,193
                                                            $ 7,161,826
        Specialty Chemicals - 0.5 %
712,816 Formosa Plastic Corp.                               $ 1,308,742
        Steel - 1.2 %
28,000  Pohang Iron & Steel Co., Ltd. (A.D.R.)              $ 1,519,000
96,170  Remgro, Ltd.                                          1,502,611
                                                            $ 3,021,611
        Total Materials                                     $42,013,625
        Capital Goods - 6.0 %
        Building Products - 1.0 %
83,900  Daewoo Heavy Industries & Machinery, Ltd.           $ 1,555,235
15,830  Hanil Cement Co., Ltd.                                  987,570
                                                            $ 2,542,805
        Construction & Engineering - 1.8 %
2,436,07CTCI Corp.                                          $ 1,396,314
75,000  Kyeryong Construction Industrial Co., Ltd.            1,536,464
65,300  LG Construction, Ltd.                                 1,820,804
                                                            $ 4,753,582
        Electrical Component & Equipment - 0.8 %
98,000  Bharat Heavy Electricals                            $ 1,926,652
        Industrial Conglomerates - 1.5 %
173,900 Copec-Compania Petroleos                            $ 1,434,164
212,065 KOC Holding AS                                        1,436,746
38,900  LG Corp.                                              1,086,421
                                                            $ 3,957,331
        Industrial Machinery - 0.9 %
140,700 Daewoo Heavy Industries & Machinery, Ltd. *         $ 1,271,151
1,882,00Yungtay Engineering Co., Ltd.                         1,170,919
                                                            $ 2,442,070
        Total Capital Goods                                 $15,622,440
        Commercial Services & Supplies - 1.1 %
        Data Processing Services - 0.5 %
1,100,00Shinawatra Computer Co., Plc *                      $ 1,309,524
        Diversified Commercial Services - 0.6 %
127,772 Bidvest Group, Ltd.                                 $ 1,665,753
        Total Commercial Services & Supplies                $ 2,975,277
        Transportation - 1.5 %
        Marine - 1.5 %
278,000 Malaysia International Shipping Bhd                 $ 1,167,539
321,400 Samsung Heavy Industries Co., Ltd.                    2,583,944
        Total Transportation                                $ 3,751,483

        Automobiles & Components - 2.9 %
        Automobile Manufacturers - 2.9 %
23,000  Hyundai Motor Co., Ltd.                             $ 1,316,445
52,770  Hyundai Heavy Industries                              2,640,364
1,087,96PT Astra International                                1,267,279
767,500 Sime Darby Bhd                                        1,210,934
108,140 Tata Motors                                           1,176,260
                                                            $ 7,611,282
        Total Automobiles & Components                      $ 7,611,282
        Consumer Durables & Apparel - 0.4 %
        Leisure Products - 0.4 %
37,000  Bajaj Auto, Ltd.                                    $   873,484
        Total Consumer Durables & Apparel                   $   873,484

        Hotels Restaurants & Leisure - 0.7 %
        Hotels, Resorts & Cruise Lines - 0.5 %
92,100  Indian Hotels Co., Ltd.                             $ 1,274,136
        Restaurants - 0.2 %
940,400 Jollibee Foods Corp.                                $   506,857
        Total Hotels Restaurants & Leisure                  $ 1,780,993
        Media - 3.5 %
        Advertising - 0.4 %
53,080  G2R, Inc.                                           $ 1,015,268
        Broadcasting & Cable Television - 1.8 %
2,208,50ABS-CBN Broadcasting Corp.                          $   707,700
2,800,00BEC World Public Co., Ltd. (Foreign Shares)           1,216,117
20,200  Grupo Televisa SA (A.D.R.)                            1,301,890
3,334,00Media Prima Bhd *                                     1,438,959
                                                            $ 4,664,666
        Movies & Entertainment - 0.8 %
2,183,20Grammy Entertainment Plc                            $ 1,005,346
367,600 Zee Telefilms, Ltd.                                   1,193,783
                                                            $ 2,199,129
        Publishing - 0.5 %
454,727 Hurriyet Gazetecilik ve Matbaacilik AS              $ 1,205,314
        Total Media                                         $ 9,084,377
        Food & Drug Retailing - 3.2 %
        Food Distributors - 0.6 %
59,800  Compania Cervecerias Unidas SA (b)                  $ 1,490,216
        Food Retail - 2.6 %
39,600  CJ Corp.                                            $ 2,788,838
760,000 President Chain Store Corp.                           1,285,708
76,700  Brasil Distr Pao Acu (A.D.R.)                         1,839,266
56,760  Tiger Brands, Ltd.                                      998,365
                                                            $ 6,912,177
        Total Food & Drug Retailing                         $ 8,402,393
        Food, Beverage & Tobacco - 6.5 %
        Brewers - 0.4 %
31,350  Efes Breweries International (144A) (G.D.R.) *      $ 1,003,200
        Distillers & Vintners - 1.4 %
77,470  Companhia de Bebidas PR (A.D.R.)                    $ 2,333,396
444,900 Grupo Modelo SA de CV                                 1,358,259
                                                            $ 3,691,655
        Packaged Foods & Meats - 0.6 %
24,700  Pulmuone Co., Ltd.                                  $ 1,068,153
504,931 Rainbow Chicken, Ltd.                                   582,610
                                                            $ 1,650,763
        Soft Drinks - 1.9 %
47,000  Fomento Economico Mexicano SA de CV                 $ 2,839,740
54,350  Coca-Cola FEMSA, S.A. de CV (A.D.R.) (b)              1,396,795
1,039,70Sermsuk Public Co., Ltd.                                611,263
                                                            $ 4,847,798
        Tobacco - 2.2 %
40,600  Korea Tobacco                                       $ 1,279,735
104,000 British American Tabacco (Malaysia) Bhd               1,250,792
603,000 PT Gudang Garam Public Co., Ltd.                      1,002,051
1,201,00PT Hanjaya Mandala Sampoerna Tbk                      1,055,440
1,200   Philip Morris CR AS                                   1,025,367
                                                            $ 5,613,385
        Total Food, Beverage & Tobacco                      $16,806,801
        Household & Personal Products - 1.2 %
        Household Products - 0.7 %
261,520 Arcelik AS *                                        $ 1,762,589
        Personal Products - 0.5 %
47,020  Natura Cosmeticos SA                                $ 1,383,208
        Total Household & Personal Products                 $ 3,145,797
        Pharmaceuticals & Biotechnology - 0.7 %
        Pharmaceuticals - 0.7 %
151,890 Aurobindo Pharma, Ltd.                              $ 1,002,645
4       Sun Pharmaceutical Industries, Ltd.                          44
926,400 PT Tempo Scan Pacific                                   824,320
                                                            $ 1,827,009
        Total Pharmaceuticals & Biotechnology               $ 1,827,009
        Banks - 10.7 %
        Diversified Banks - 10.3 %
63,202  Banco Bradesco SA * (b)                             $ 2,005,399
324,400 Bangkok Bank, Ltd. (Foreign Shares)                   1,025,251
1,412,13Chinatrust Financial Holding Co., Ltd.                1,688,003
1,416,10Commerce Asset Holdings Bhd                           1,735,441
1,596,00E.Sun Financial Holding Co., Ltd. *                   1,301,207
58,000  Hana Bank                                             1,653,274
797,600 Kasikornbank *                                        1,364,711
14,131  Kookmin Bank                                            651,530
70,000  Kookmin Bank (A.D.R.) *                               3,226,300
373,500 Malayan Banking Bhd                                   1,206,898
1,334,60Metropolitan Bank & Trust Co.                           915,967
2,289,00PT Bank Central Asia Tbk                                806,990
13,446,7PT Lippo Bank *                                       1,369,638
749,600 Siam Commercial Bank Plc (Foreign)                    1,049,283
151,486 Standard Bank Group, Ltd.                             1,680,026
89,000  State Bank of India                                   1,454,779
201,210 Turkiye Is Bankasi (Isbank)                           1,425,724
52,800  Uniao de Bancos Brasileiros SA (Unibanco) (G.D.R.) (1 1,990,560
                                                            $26,550,981
        Regional Banks - 1.1 %
1,346,00First Financial Holding *                           $ 1,166,498
67,300  Grupo Financiero Galicia (A.D.R.) *                     622,525
807,500 Hong Leong Bank Bhd                                   1,145,866
                                                            $ 2,934,889
        Total Banks                                         $29,485,870
        Diversified Financials - 5.7 %
        Other Diversified Financial Services - 5.7 %
6,274,00Bank Mandiri                                        $ 1,225,457
4,655,71China Development Financial *                         2,063,865
527,000 Citic Pacific, Ltd.                                   1,527,518
930,300 FirstRand, Ltd.                                       2,257,068
1,117,00Fubon Group                                           1,184,138
419,047 Haci Omer Sabanci Holding AS                          1,810,737
842,200 MCL Ladn, Ltd.                                        1,026,424
2,009,10RHB Capital Bhd                                       1,182,603
625,600 Sanlam, Ltd.                                          1,436,296
6,639,70SM Prime Holdings                                     1,042,857
                                                            $14,756,963
        Total Diversified Financials                        $14,756,963
        Insurance - 2.7 %
        Life & Health Insurance - 1.0 %
1,972,00China Life Insurance Co., Ltd. *                    $ 1,364,562
778,000 Ping An Insurance (Group) Co. of China, Ltd. *        1,301,391
                                                            $ 2,665,953
        Multi-Line Insurance - 1.2 %
281,525 Aksigorta AS                                        $ 1,369,672
22,000  Samsung Fire & Marine Insurance                       1,789,469
                                                            $ 3,159,141
        Property & Casualty Insurance - 0.5 %
62,800  Cathay Financial Holding Co., Ltd. (144A) (G.D.R.)  $ 1,265,420
        Total Insurance                                     $ 7,090,514
        Real Estate - 0.4 %
        Real Estate Management & Development - 0.4 %
683,000 Wheelock Properties (Singapore), Ltd.               $ 1,052,336
        Total Real Estate                                   $ 1,052,336
        Software & Services - 0.5 %
        Application Software - 0.5 %
25,068  Infosys Technologies, Ltd.                          $ 1,284,257
        Total Software & Services                           $ 1,284,257
        Technology, Hardware & Equipment - 2.8 %
        Semiconductors - 1.6 %
271,026 Hon Hai Precision Industry                          $ 1,263,025
1,645,72Taiwan Semiconductor Manufacturing Co.                2,921,514
                                                            $ 4,184,539
        Computer Storage & Peripherals - 0.6 %
801,000 Quanta Computer, Inc. *                             $ 1,432,086

        Electronic Manufacturing Services - 0.2 %
1,165,00Foxconn International Holdings *                    $   593,774

        Electronic Equipment & Instruments - 0.4 %
130,050 Elec & Eltek International Co., Ltd.                $    37,069
14,510  LG Electronics, Inc.                                  1,135,346
                                                            $ 1,172,415
        Total Technology, Hardware & Equipment              $ 7,382,814
        Semiconductors - 5.0 %
        Semiconductors - 5.0 %
18,670  Samsung Electronics                                 $ 9,715,575
4,949,77United Microelectronics Corp., Ltd.                   3,335,110
                                                            $13,050,685
        Total Semiconductors                                $13,050,685
        Telecommunication Services - 9.0 %
        Integrated Telecommunication Services - 4.0 %
57,000  Brasil Telecom Participacoes SA                     $ 1,938,000
113,390 Compania de Telephonos de Chile SA (A.D.R.)           1,347,073
113,100 KT Corp. *                                            2,625,051
183,860 Mahanagar Telephone Nigam, Ltd. *                     1,255,764
47,200  Telefonos de Mexico SA                                1,850,712
204,300 Telekomunikacja Polska SA                             1,579,437
                                                            $10,596,037
        Wireless Telecommunication Services - 5.0 %
218,600 Advanced Service Co., Ltd. (Foreign)                $   629,147
46,200  Alumax, Inc.                                          2,711,940
56,000  Korea Telecom Freetel Co.                             1,323,050
29,400  Mobile Telesystems (A.D.R.)                           1,178,646
134,300 SK Telecom Co., Ltd. (b)                              2,860,590
876,000 Taiwan Cellular Corp                                    944,713
346,800 Venfin, Ltd.                                          1,476,781
36,300  Vimpel-Communications (A.D.R.) *                      1,455,630
                                                            $12,580,497
        Total Telecommunication Services                    $23,176,534
        Utilities - 4.2 %
        Electric Utilities - 2.0 %
6,590,02Enersis SA *                                        $ 1,146,589
92,300  Korea Electric Power Corp.                            2,521,894
52,080  Unified Energy System (G.D.R.)                        1,596,605
                                                            $ 5,265,088
        Gas Utilities - 1.7 %
34,110  Gazprom (A.D.R.) *                                  $ 1,236,829
40,000  Korea Gas Corp.                                       1,258,962
3,044,50PetroChina Co., Ltd.*                                 1,916,235
                                                            $ 4,412,026
        Multi-Utilities & Unregulated Power - 0.5 %
2,644,52YTL Power International Bhd                         $ 1,265,987
        Total Utilities                                     $10,943,101
        Communication - 0.3 %
        Telephone - 0.3 %
243,600 Mahanagar Telephone                                 $   748,497
        Total Communication                                 $   748,497
        TOTAL COMMON STOCKS
        (Cost   $170,793,310)                               $246,654,090

        RIGHTS/WARRANTS - 0.0 %
        Commercial Services & Supplies - 0.0 %
        Diversified Commercial Services - -0.0 %
11,697  Bidvest Group, Ltd., Exp. 12/8/06 *                 $    39,343
        Total Commercial Services & Supplies
        TOTAL RIGHTS/WARRANTS                               $    39,343
        (Cost   $0)
        TOTAL INVESTMENTS IN SECURITIES - 98.3%
        (Cost   $176,000,419)                               $254,781,036

        OTHER ASSETS AND LIABILITIES - 1.7%                 $4,361,298

        TOTAL NET ASSETS - 100.0%                           $259,142,334

(A.D.R.)American Depositary Receipt

(G.D.R.)Global Depositary Receipt

*       Non-Income producing security

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transactionexempt from registration. At February 28, 2005, the value of these securities amounted to $6,140,803 or 2.4% of net assets.

(a) At February 28, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $179,342,667 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost           $75,590,393

        Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value             (152,024)

        Net unrealized gain                                 $75,438,369

(b )    At February 28, 2005, the following securities were out on loan:

Shares                        Security                       Market Value
87,875  Anglogold Ashanti, Ltd. (A.D.R.)                      3,163,500
60,027  Banco Bradesco SA *                                   1,904,657
8,100   Centrais Electricas Brasileiras SA (A.D.R.) *            55,890
51,632  Coca-Cola FEMSA, S.A. de CV (A.D.R.)                  1,326,942
51,610  Compania Cervecerias Unidas SA                        1,286,121
34,935  Norilsk Nickel                                        2,235,840
76,175  SK Telecom Co., Ltd.                                  1,622,528
13,900  Surgutneftegaz (A.D.R.)                                 582,827
        Total                                               $12,178,305

        The accompanying notes are an integral part of these financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Emerging Markets Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 30, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 30, 2005

* Print the name and title of each signing officer under his or her signature.